Stock-Based Compensation and Employee Benefits - Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Plan 401 K [Member]
EMPLOYEE BENEFITS
Contribution expensed	$ 4,919	$ 4,606	$ 4,415
Plan 401 K [Member] | First 3% of Employees' Salary [Member]
EMPLOYEE BENEFITS
Employer matching contribution	100.00%	100.00%	100.00%
Percentage of employee's' gross pay for which the employer contributes a matching contribution	3.00%	3.00%	3.00%
Plan 401 K [Member] | Second 2% of Employees' Salary [Member]
EMPLOYEE BENEFITS
Employer matching contribution	50.00%	50.00%	50.00%
Percentage of employee's' gross pay for which the employer contributes a matching contribution	2.00%	2.00%	2.00%
Self Insurance Group Medical Plan [Member]
EMPLOYEE BENEFITS
Contribution expensed	$ 24,938	$ 22,251	$ 18,784